Income Taxes - Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Federal income tax statutory rate (as a percent)	36.70%	36.20%	35.00%	35.00%	34.00%
Reconciliation of provision for income taxes
Taxes calculated at statutory rate			$ 8,087	$ 6,831	$ 4,391
Increase (decrease) resulting from:
State tax expense, net of federal effect			209	174	119
Non-deductible expenses			35	65	58
Incentive stock compensation expense			34	5	9
Bargain purchase gain					(197)
Change in applicable statutory rate				(211)
Other, net				42
Income Tax Expense (Benefit), Total	$ 2,691	$ 1,975	8,365	6,906	4,380
Green Bancorp, Inc.
Increase (decrease) resulting from:
Income Tax Expense (Benefit), Total			$ (654)	$ (346)	$ (280)